Gain (loss) on remeasurement, net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gain (loss) on remeasurement, net defined benefit liability (asset) [Abstract]
Actuarial gain from changes in financial assumptions	₩ (2,916)	₩ 186,428
Experience adjustments	(90,820)	(31,489)
Expected return	11,186	12,308
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ (82,550)	₩ 167,247